Equity (Details Narrative) (Altruis Benefit Consultants, Inc.) - shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	356,742,548	352,742,548	265,699,106
Altruis Benefit Consultants Inc [Member]
Common stock, shares authorized			60,000	60,000
Common stock, shares issued			200	200